PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Assumptions Used in Computing Benefit Obligation and Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligations [Abstract]
Discount rate	2.68%	3.34%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.34%
Expected return on plan assets	6.40%		7.10%
Pension Benefits | Minimum
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate		4.37%	3.70%
Expected return on plan assets		4.60%
Pension Benefits | Maximum
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate		4.46%	3.77%
Expected return on plan assets		7.10%
Other Benefits | Minimum
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligations [Abstract]
Discount rate	0.40%	2.02%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.02%	3.30%	2.48%
Other Benefits | Maximum
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligations [Abstract]
Discount rate	2.35%	3.15%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.15%	4.32%	3.66%